Fair Value Measurements (Tables)	6 Months Ended
Jan. 31, 2023
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Summary of the fair value hierarchy the liabilities
The following table sets forth by level within the fair value hierarchy the liabilities carried at fair value (in thousands):

	Fair value measurements at January 31, 2022 using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Predecessor Warrants	$—	$—	$(10,709)	$(10,709)

Total financial liabilities	$—	$—	$(10,709)	$(10,709)